Compensation Plans (Schedule Of Outstanding Stock Appreciation Rights) (Details)	12 Months Ended
	Dec. 31, 2014 Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] CAD	Dec. 31, 2013 Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] CAD	Dec. 31, 2014 Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2013 Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2014 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] CAD	Dec. 31, 2013 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] CAD	Dec. 31, 2014 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2013 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2014 Stock Appreciation Rights (SARs) [Member] Canadian Dollar [Member] CAD	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member] Canadian Dollar [Member] CAD	Dec. 31, 2014 Stock Appreciation Rights (SARs) [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2014 Stock Appreciation Rights (SARs) [Member] United States Of America Dollars [Member] USD ($)	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member] United States Of America Dollars [Member] USD ($)	Dec. 31, 2014 Performance Stock Appreciation Rights [Member] Canadian Dollar [Member] CAD	Dec. 31, 2013 Performance Stock Appreciation Rights [Member] Canadian Dollar [Member] CAD	Dec. 31, 2014 Performance Stock Appreciation Rights [Member] Canadian Dollar [Member] Cenovus [Member] CAD	Dec. 31, 2013 Performance Stock Appreciation Rights [Member] Canadian Dollar [Member] Cenovus [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Beginning of Year	22,512,000	17,168,000	527,000	2,025,000	3,125,000	4,879,000	953,000	3,205,000	730,000	1,843,000	230,000	1,027,000	14,930,000	12,165,000	1,181,000	2,455,000	385,000	1,319,000
Granted	5,271,000	9,709,000				935,000							3,139,000	5,048,000
Exercised - SARs	(1,443,000)	(1,000)	(499,000)	(885,000)			(908,000)	(1,466,000)			(212,000)	(385,000)	(1,095,000)	(2,000)			(365,000)	(631,000)
Exercised - Options	(1,000)		(4,000)	(6,000)			(5,000)	(9,000)
Forfeited	(4,656,000)	(2,663,000)		(14,000)	(61,000)	(453,000)	(1,000)	(13,000)	(20,000)	(156,000)	(2,000)	(23,000)	(4,667,000)	(2,281,000)	(17,000)	(239,000)		(9,000)
Expired	(1,282,000)	(1,701,000)	(24,000)	(593,000)	(2,129,000)	(2,236,000)	(39,000)	(764,000)	(710,000)	(957,000)	(16,000)	(389,000)	(43,000)		(1,164,000)	(1,035,000)	(20,000)	(294,000)
Outstanding, Number, End of Year	20,401,000	22,512,000		527,000	935,000	3,125,000		953,000		730,000		230,000	12,264,000	14,930,000		1,181,000		385,000
Exercisable, End of Year	9,951,000	9,360,000		527,000		2,190,000		953,000		730,000		230,000	7,310,000	7,328,000		1,181,000		385,000
Outstanding, Weighted Average Exercise Price, Beginning of Year	23.11	27.84	26.29	29.75	25.74	32.44	26.27	29.00	29.11	33.79	26.42	31.25	$ 23.79	$ 26.50	29.04	32.20	26.27	28.74
Grants, Weighted Average Exercise Price	20.57	18.08				18.00							$ 19.10	$ 17.95
Exercised - SARs, Weighted Average Exercise Price	19.84	19.90	26.29	28.81			26.27	28.72			26.35	28.38	$ 19.96	$ 17.95			26.27	28.32
Exercised - options, Weighted Average Exercise Price	18.06		26.39	29.32			26.27	29.69
Forfeited, Weighted Average Exercise Price	23.16	26.60		31.16	29.04	29.12	26.27	26.27	29.91	30.02	29.04	33.62	$ 23.49	$ 25.30	29.04	29.48		26.47
Expired, Weighted Average Exercise Price	29.06	36.60	26.38	34.21	29.04	36.44	26.27	32.96	29.09	37.98	26.95	36.82	$ 26.04		29.04	36.44	26.27	32.96
Outstanding, Weighted Average Exercise Price, End of Year	22.30	23.11		26.29	18.00	25.74		26.27		29.11		26.42	$ 23.04	$ 23.79		29.04		26.27
Exercisable, End of Year, Weighted Average Exercise Price	25.40	27.84		26.29		29.04		26.27		29.11		26.42	$ 25.97	$ 27.32		29.04		26.27